Pensions and similar obligations - Summary of Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	100.00%	100.00%
Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	36.00%	37.00%
Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	36.00%	28.00%
Equity instruments [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	15.00%	22.00%
Property [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%	7.00%
Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	7.00%	6.00%
Quoted [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	93.00%	90.00%
Quoted [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	36.00%	37.00%
Quoted [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	36.00%	27.00%
Quoted [Member] | Equity instruments [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	15.00%	22.00%
Quoted [Member] | Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%	4.00%
Unquoted [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	7.00%	10.00%
Unquoted [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0.00%	1.00%
Unquoted [Member] | Property [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%	7.00%
Unquoted [Member] | Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	2.00%	2.00%